JPMORGAN INSURANCE TRUST

JPMorgan Insurance Trust Core Bond Portfolio-1
JPMorgan Insurance Trust Government Bond Portfolio-1
JPMorgan Insurance Trust Balanced Portfolio-1
JPMorgan Insurance Trust Large Cap Growth Portfolio-1
JPMorgan Insurance Trust Equity Index Portfolio-1
JPMorgan Insurance Trust Diversified Equity Portfolio-1
JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio-1
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio-1
JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio-1

Supplement dated June 16, 2006
to the Statement of Additional Information
Dated May 1, 2006

Effective immediately, the following sections replaces the information on pages 68 and 69 of the Statement of Additional Information in the table under the heading “Portfolio Managers — Other Accounts Managed” with respect to the Core Bond Portfolio.

Non-Performance Based Fee Advisory Accounts

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Core Bond Portfolio
Douglas Swanson	6	10,080.0	2	326.0	59	7,456.0
Mark Jackson*	1	1,279.0	0	0	34	1,557.0

*	Information is as of February 28, 2006.

Performance Based Fee Advisory Accounts

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Core Bond Portfolio
Douglas Swanson	0	0	0	0	0	0
Mark Jackson*	0	0	0	0	0	0

*	Information is as of February 28, 2006.

Effective immediately, the following section replaces the information on page 73 of the Statement of Additional Information in the table under the heading “Ownership of Securities” with respect to the Core Bond Portfolio.

Aggregate Dollar Range of Securities in Portfolio

	None	$1–$10,000	$10,001– $50,000	$50,001– $100,000	$100,001– $500,000	$500,001– $1,000,000	over $1,000,000
Core Bond Portfolio
Douglas Swanson	X
Mark Jackson	X

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE STATEMENT OF ADDITIONAL INFORMATION
FOR FUTURE REFERENCE

SUP-SAI-JPMIT-606